united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	12/31

Date of reporting period:	6/30/24

Item 1. Reports to Stockholders.

(a)

BTS Tactical Fixed Income VIT Fund

Class 1

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about BTS Tactical Fixed Income VIT Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.btsfunds.com. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$101	2.02%Footnote Reference*

* Annualized

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

BTS Tactical Fixed Income VIT Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$11,430
$10,022
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	BTS Tactical Fixed Income VIT Fund	Bloomberg U.S. Aggregate Bond Index
Jun-2014	$10,000	$10,000
Jun-2015	$9,820	$10,186
Jun-2016	$10,400	$10,797
Jun-2017	$11,081	$10,763
Jun-2018	$10,803	$10,720
Jun-2019	$10,909	$11,564
Jun-2020	$11,253	$12,575
Jun-2021	$11,510	$12,533
Jun-2022	$9,826	$11,243
Jun-2023	$9,712	$11,137
Jun-2024	$10,022	$11,430

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
BTS Tactical Fixed Income VIT Fund	0.50%	3.18%	- 1.68%	0.02%
Bloomberg U.S. Aggregate Bond Index	- 0.71%	2.63%	- 0.23%	1.35%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$7,826,078
Number of Portfolio Holdings	7
Advisory Fee (net of waivers)	$18,660
Portfolio Turnover	32%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.3%
Short-Term Investments	1.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	1.7%
Fixed Income	98.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	35.1%
iShares iBoxx High Yield Corporate Bond ETF	23.1%
SPDR Bloomberg High Yield Bond ETF	20.0%
iShares Broad USD High Yield Corporate Bond ETF	10.0%
SPDR Bloomberg Convertible Securities ETF	5.1%
VanEck High Yield Muni ETF	5.0%
Fidelity Government Portfolio, Institutional Class	1.7%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

BTS Tactical Fixed Income VIT Fund - Class 1

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website ( www.btsfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

BTS Tactical Fixed Income VIT Fund

Class 2

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about BTS Tactical Fixed Income VIT Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.btsfunds.com. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$125	2.52%Footnote Reference*

* Annualized

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

BTS Tactical Fixed Income VIT Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$11,430
$9,551
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	BTS Tactical Fixed Income VIT Fund	Bloomberg U.S. Aggregate Bond Index
Jun-2014	$10,000	$10,000
Jun-2015	$9,867	$10,186
Jun-2016	$10,477	$10,797
Jun-2017	$11,165	$10,763
Jun-2018	$10,765	$10,720
Jun-2019	$10,804	$11,564
Jun-2020	$11,022	$12,575
Jun-2021	$11,156	$12,533
Jun-2022	$9,437	$11,243
Jun-2023	$9,271	$11,137
Jun-2024	$9,551	$11,430

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
BTS Tactical Fixed Income VIT Fund	0.53%	3.02%	- 2.44%	- 0.46%
Bloomberg U.S. Aggregate Bond Index	- 0.71%	2.63%	- 0.23%	1.35%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$7,826,078
Number of Portfolio Holdings	7
Advisory Fee (net of waivers)	$18,660
Portfolio Turnover	32%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.3%
Short-Term Investments	1.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	1.7%
Fixed Income	98.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	35.1%
iShares iBoxx High Yield Corporate Bond ETF	23.1%
SPDR Bloomberg High Yield Bond ETF	20.0%
iShares Broad USD High Yield Corporate Bond ETF	10.0%
SPDR Bloomberg Convertible Securities ETF	5.1%
VanEck High Yield Muni ETF	5.0%
Fidelity Government Portfolio, Institutional Class	1.7%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

BTS Tactical Fixed Income VIT Fund - Class 2

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website ( www.btsfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

BTS TACTICAL FIXED INCOME VIT FUND

Semi-Annual Financial Statements

June 30, 2024

1-877-BTS-9820
(1-877-287-9820)

www.btsfunds.com

BTS Tactical Fixed Income VIT Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.3%
	FIXED INCOME - 98.3%
21,640	iShares Broad USD High Yield Corporate Bond ETF	$785,099
23,403	iShares iBoxx High Yield Corporate Bond ETF	1,805,307
5,505	SPDR Bloomberg Convertible Securities ETF	396,690
16,648	SPDR Bloomberg High Yield Bond ETF	1,569,407
7,554	VanEck High Yield Muni ETF	390,164
77,520	Xtrackers USD High Yield Corporate Bond ETF	2,748,860
	TOTAL EXCHANGE-TRADED FUNDS (Cost $7,492,718)	7,695,527

	SHORT-TERM INVESTMENT — 1.7%
	MONEY MARKET FUND - 1.7%
130,792	Fidelity Government Portfolio, Class I, 5.20% (Cost $130,792)(a)	130,792

	TOTAL INVESTMENTS - 100.0% (Cost $7,623,510)	$7,826,319
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%(b)	(241)
	NET ASSETS - 100.0%	$7,826,078

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of June 30, 2024.
(b)	Percentage rounds to greater than (0.1)%.

See accompanying notes to financial statements.

BTS Tactical Fixed Income VIT Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2024

ASSETS
Investment securities:
At cost	$7,623,510
At fair value	$7,826,319
Dividends and interest receivable	625
Prepaid expenses and other assets	10,500
TOTAL ASSETS	7,837,444

LIABILITIES
Distribution (12b-1) fees payable	3,229
Investment advisory fees payable	2,673
Payable for Fund shares redeemed	1,432
Payable to related parties	1,186
Accrued expenses and other liabilities	2,846
TOTAL LIABILITIES	11,366

NET ASSETS	$7,826,078

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$13,509,095
Accumulated losses	(5,683,017)
NET ASSETS	$7,826,078

Net Asset Value Per Share:
Class 1 Shares:
Net Assets	$10
Shares of beneficial interest outstanding	1
Net asset value, offering and redemption price per share (Net assets/Shares of beneficial interest)	$7.98	(a)

Class 2 Shares:
Net Assets	$7,826,068
Shares of beneficial interest outstanding	1,033,489
Net asset value, offering and redemption price per share (Net assets/Shares of beneficial interest)	$7.57

(a)	NAV does not recalculate due to rounding of net assets and shares.

See accompanying notes to financial statements.

BTS Tactical Fixed Income VIT Fund

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended June 30, 2024

INVESTMENT INCOME
Dividends	$206,654
Interest	2,873
Securities lending income	2,580
TOTAL INVESTMENT INCOME	212,107

EXPENSES
Investment advisory fees	35,782
Distribution (12b-1) fees:
Class 2	21,048
Accounting services fees	12,145
Audit and tax fees	9,637
Administrative services fees	9,350
Legal fees	8,421
Trustees’ fees and expenses	6,977
Transfer agent fees	5,940
Printing and postage expenses	4,248
Compliance officer fees	3,673
Custodian fees	2,488
Insurance expense	1,491
Interest expense	904
Other expenses	1,094
TOTAL EXPENSES	123,198

Fees waived by the Advisor	(17,122)

NET EXPENSES	106,076

NET INVESTMENT INCOME	106,031

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from investments	27,603
Net change in unrealized depreciation on investments	(87,053)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(59,450)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$46,581

See accompanying notes to financial statements.

BTS Tactical Fixed Income VIT Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS
Net investment income	$106,031	$242,068
Net realized gain (loss) from investments	27,603	(450,005)
Net change in unrealized apppreciation (depreciation) on investments	(87,053)	324,838
Net increase in net assets resulting from operations	46,581	116,901

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class 1	-	(0	)(a)
Class 2	-	(179,568)
Net decrease in net assets from distributions to shareholders	-	(179,568)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class 2	209,924	904,952
Net asset value of shares issued in Reinvestment of dividends and distributions to shareholders:
Class 1	-	0	(a)
Class 2	-	179,568
Payments for shares redeemed:
Class 2	(1,283,745)	(2,711,257)
Net decrease in net assets from shares of beneficial interest	(1,073,821)	(1,626,737)

TOTAL DECREASE IN NET ASSETS	(1,027,240)	(1,689,404)

NET ASSETS
Beginning of Period	8,853,318	10,542,722
End of Period	$7,826,078	$8,853,318

SHARE ACTIVITY
Class 1:
Share Reinvested	-	0	(b)
Net increase in shares of beneficial interest outstanding	-	0	(b)

Class 2:
Shares Sold	28,004	120,977
Shares Reinvested	-	24,398
Shares Redeemed	(170,687)	(361,994)
Net decrease in shares of beneficial interest outstanding	(142,683)	(216,619)

(a)	Amount is less than $0.50.
(b)	Amount is less than 0.50 shares.

See accompanying notes to financial statements.

BTS Tactical Fixed Income VIT Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class 1
	For the Six Months Ended June 30, 2024 (Unaudited)		For the Year Ended December 31, 2023		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$7.94		$7.95		$9.23	$9.47	$9.33	$9.45

Activity from investment operations:
Net investment income (1)	0.19		0.30		0.19	0.27	0.19	0.28
Net realized and unrealized gain (loss) on investments	(0.15)		(0.14)		(1.32)	(0.48)	0.15	0.01
Total from investment operations	0.04		0.16		(1.13)	(0.21)	0.34	0.29

Less distributions from:
Net investment income	-		(0.17)		(0.15)	(0.03)	(0.20)	(0.41)
Total distributions	-		(0.17)		(0.15)	(0.03)	(0.20)	(0.41)

Net asset value, end of period	$7.98		$7.94		$7.95	$9.23	$9.47	$9.33

Total return (2)	0.50	%(8)	2.02%		(12.27)%	(2.18)%	3.71%	3.12%

Net assets, end of period	$10		$10		$10	$11	$11	$11

Ratio of gross expenses before waiver/reimbursement to average net assets (3)	2.43	%(6)(7)	2.27	%(5)	1.63%	1.52%	1.44%	1.38%

Ratio of net expenses after waiver/reimbursement to average net assets (3)	2.02	%(6)(7)	2.02	%(5)	1.63%	1.52%	1.44%	1.38%

Ratio of net investment income to average net assets (3,4)	3.02	%(6)(7)	3.80%		2.26%	2.82%	1.95%	3.13%

Portfolio Turnover Rate	32	%(8)	501%		1084%	579%	1825%	501%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(2)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.
(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investments companies in which the Fund invests.
(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investments in which the Fund invests.
(5)	Includes 0.02% for the year ended December 31, 2023 attributed to line of credit expense and custody overdraft fees which are not subject to waiver by the Adviser.
(6)	Includes 0.02% for the six months ended June 30, 2024 attributed to line of credit expense and custody overdraft fees which are not subject to waiver by the Adviser.
(7)	Annualized.
(8)	Not annualized.

See accompanying notes to financial statements.

BTS Tactical Fixed Income VIT Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class 2
	For the Six Months Ended June 30, 2024 (Unaudited)		For the Year Ended December 31, 2023		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$7.53		$7.57		$8.88	$9.13	$9.12	$9.26

Activity from investment operations:
Net investment income (1)	0.09		0.19		0.09	0.08	0.02	0.24
Net realized and unrealized gain (loss) on investments	(0.05)		(0.08)		(1.25)	(0.30)	0.20	0.03
Total from investment operations	0.04		0.11		(1.16)	(0.22)	0.22	0.27

Less distributions from:
Net investment income	-		(0.15)		(0.15)	(0.03)	(0.21)	(0.41)
Total distributions	-		(0.15)		(0.15)	(0.03)	(0.21)	(0.41)

Net asset value, end of period	$7.57		$7.53		$7.57	$8.88	$9.13	$9.12

Total return (2)	0.53	%(8)	1.53%		(13.12)%	(2.39)%	2.42%	2.95%

Net assets, end of period (000s)	$7,826		$8,853		$10,543	$22,089	$27,419	$20,434

Ratio of gross expenses before waiver/reimbursement to average net assets (3)	2.93	%(6)(7)	2.77	%(5)	2.13%	2.02%	1.94%	1.88%

Ratio of net expenses after waiver/reimbursement to average net assets (3)	2.52	%(6)(7)	2.52	%(5)	2.13%	2.02%	1.94%	1.88%

Ratio of net investment income to average net assets (3,4)	2.52	%(6)(7)	2.50%		1.14%	0.85%	0.26%	2.52%

Portfolio Turnover Rate	32	%(8)	501%		1084%	579%	1825%	501%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(2)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.
(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investments companies in which the Fund invests.
(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investments in which the Fund invests.
(5)	Includes 0.02% for the year ended December 31, 2023 attributed to line of credit expense and custody overdraft fees which are not subject to waiver by the Adviser.
(6)	Includes 0.02% for the six months ended June 30, 2024 attributed to line of credit expense and custody overdraft fees which are not subject to waiver by the Adviser.
(7)	Annualized.
(8)	Not annualized.

See accompanying notes to financial statements.

BTS Tactical Fixed Income VIT Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2024

1. ORGANIZATION

The BTS Tactical Fixed Income VIT Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a trust organized on November 2, 2005 under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund commenced operations on April 29, 2013.

The Fund currently offers two classes of shares: Class 1 shares and Class 2 shares. Class 1 and Class 2 shares are offered at net asset value. Each class of shares of the Fund has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Fund’s share classes differ in the fees and expenses charged to shareholders. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Fund is a “fund of funds,” in that they will generally invest in other investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lost” and larger institutional-sized bond positions known as “round lost”. Short-terrm debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurance that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution

BTS Tactical Fixed Income VIT Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2024

of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarizes the inputs used as of June 30, 2024 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$7,695,527	$-	$-	$7,695,527
Short Term Investment	130,792	-	-	130,792
Total	$7,826,319	$-	$-	$7,826,319

The Fund did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for Classification.

Exchange-Traded Funds – The Fund may invest in exchange-traded funds (“ETFs”). An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or a discount to net asset value. Each ETF like a mutual fund is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. The “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Federal Income Tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2020 to December 31, 2022, or expected to be taken in the Fund’s December 31, 2023 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, and Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2024

variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash and Cash Equivalents – Cash and cash equivalents are held with a financial institution. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits can exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

Securities Lending Risk – The Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund (see additional information at Note 7).

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment in the Fund.

3. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government Obligations, amounted to $2,672,275 and $3,664,612, respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

BTS Asset Management, Inc. serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.85% of the Fund’s average daily net assets. For the six months ended June 30, 2024, the Advisor earned advisory fees of $35,782.

The Advisor has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until April 30, 2025 so that the total annual operating expenses excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) of the Fund do not exceed 2.00% and 2.50% for Class 1 and Class 2 shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Board, on 60 days’ written notice to the Advisor. During the six months ended June 30, 2024 the Advisor waived $17,122 in fees pursuant to the Waiver Agreement.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2024

As of June 30, 2024, the Advisor may recapture all or a portion of the waived fees no later than the date stated below:

12/31/2026
$24,790

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (“the “Distributor”). The Trust has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plan, the Fund may pay 0.50% per year of the average daily net assets of Class 2 shares. For the six months ended June 30, 2024, the Fund incurred distribution fees under the Plan of $21,048 for Class 2 shares.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class 1 and Class 2 shares. For the six months ended June 30, 2024, the Distributor did not receive any underwriting commissions for sales of the Fund’s shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Unrealized	Unrealized	Tax Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$7,623,510	$207,450	$(4,641)	$202,809

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended December 31, 2023, and December 31, 2022, was as follows:

	Fiscal Year Ended December 31, 2023	Fiscal Year Ended December 31, 2022
Ordinary Income	$179,568	$204,587
Long-Term Capital Gain	-	-
Return of Capital	-	-
	$179,568	$204,587

BTS Tactical Fixed Income VIT Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2024

As of December 31, 2023, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Accumulated Deficit)
$241,985	$-	$-	$(6,261,445)	$-	$289,862	$(5,729,598)

At December 31, 2023, the Fund had capital loss carry forwards (“CLCF”) for federal income tax purposes available to offset future capital gains, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$6,261,437	$8	$6,261,445	$-

7. SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company (“SFTC”), the Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Fund’s security lending procedures. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty. The Fund did not have any securities lending transactions accounted for as secured borrowings outstanding as of June 30, 2024.

8. LINE OF CREDIT

The Fund has entered into a line of credit agreement with U.S. Bank N.A. for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement is $1,000,000. Borrowings under this agreement bear interest at the Prime Rate of 8.5% as of June 30, 2024, per annum, on the principal balance outstanding. The maturity date of the line of credit is July 29, 2024. During the six months ended June 30, 2024 the Fund did not access the line of credit. As a result, average borrowings and the average interest rate on the line during the six months ended June 30, 2024 were $0 and 0%, respectively.

9. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2024, Nationwide Life Insurance Co. and Jefferson National Life Insurance Co. held approximately 78.27%, respectively, of the voting securities of the Fund for the benefit of others.

10. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the Xtrackers USD High Yield Corporate Bond ETF (“HYLB”). HYLB seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Index. The Fund may redeem its investment from HYLB at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of HYLB. The financial statements of HYLB, including the portfolio of investments,

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2024

can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2024, the percentage of the Fund’s net assets invested in HYLB was 35.1%.

11. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-287-9820 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-287-9820.

INVESTMENT ADVISOR

BTS Asset Management, Inc.

55 Old Bedford Road, Suite 203

Lincoln, MA 01773

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99.CERT

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date	09/06/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date	09/06/24

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date	09/06/24